Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail)	6 Months Ended
	Jun. 30, 2021 USD ($) PSU	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of other equity instruments [line items]
Number outstanding | PSU	513,510
PSU liability at Jun 30, 2021	$ 19,620,000	$ 29,677,000	$ 29,080,000	$ 20,570,000	$ 21,043,000	$ 19,069,000
Grant Year 2019 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2022
Number outstanding | PSU	186,730
Estimated Value Per PSU at Maturity	46.63
Anticipated performance factor at maturity	199.00%
Percent of vesting period complete	76.00%
PSU liability at Jun 30, 2021	$ 13,113,000
Grant Year 2020 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2023
Number outstanding | PSU	192,600
Estimated Value Per PSU at Maturity	46.00
Anticipated performance factor at maturity	154.00%
Percent of vesting period complete	43.00%
PSU liability at Jun 30, 2021	$ 5,853,000
Grant Year 2021 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2024
Number outstanding | PSU	134,180
Estimated Value Per PSU at Maturity	45.47
Anticipated performance factor at maturity	111.00%
Percent of vesting period complete	10.00%
PSU liability at Jun 30, 2021	$ 654,000